Individual Customers Each Accounted for 10% or More of Total Reported Revenues (Detail) (Sales Revenue, Net [Member])	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Energy Transfer EquityLP. and subsidiaries [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues	35.00%		13.00%
MRD [Member] | Energy Transfer EquityLP. and subsidiaries [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues	77.00%		39.00%
MRD [Member] | Sunoco Inc [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues			15.00%	[1]
MRD [Member] | Dominion Gas Ventures LP [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues			15.00%
MEMP [Member] | Phillips 66 [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues	15.00%	[2]	13.00%	[2]
MEMP [Member] | Conoco Phillips [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues			14.00%	[2]

[1]	Sunoco, Inc. became a subsidiary of Energy Transfer Equity, L.P. in October 2012.
[2]	Phillips 66 was a subsidiary of ConocoPhillips through April 30, 2012. Accordingly, any revenues generated from Phillips 66 prior to May 1, 2012 were reported under ConocoPhillips.